SEGMENT INFORMATION - Geographical Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of geographical areas [line items]
Non-current assets	$ 39,994	$ 38,373
Revenue	12,922	11,397
United States
Disclosure of geographical areas [line items]
Non-current assets	17,305	16,782
Revenue	6,616	6,051
Dominican Republic
Disclosure of geographical areas [line items]
Non-current assets	5,163	5,156
Revenue	1,429	1,118
Mali
Disclosure of geographical areas [line items]
Non-current assets	3,441	3,743
Revenue	1,346	1,335
Zambia
Disclosure of geographical areas [line items]
Non-current assets	2,804	1,949
Revenue	855	795
Tanzania
Disclosure of geographical areas [line items]
Non-current assets	2,209	2,003
Revenue	1,265	1,033
Democratic Republic of Congo
Disclosure of geographical areas [line items]
Non-current assets	2,020	2,118
Revenue	0	0
Chile
Disclosure of geographical areas [line items]
Non-current assets	1,920	1,930
Revenue	9	8
Argentina
Disclosure of geographical areas [line items]
Non-current assets	1,667	1,209
Revenue	683	368
Pakistan
Disclosure of geographical areas [line items]
Non-current assets	934	754
Revenue	0	0
Papua New Guinea
Disclosure of geographical areas [line items]
Non-current assets	781	704
Revenue	0	9
Canada
Disclosure of geographical areas [line items]
Non-current assets	522	503
Revenue	320	277
Saudi Arabia
Disclosure of geographical areas [line items]
Non-current assets	403	391
Revenue	0	0
Côte d'Ivoire
Disclosure of geographical areas [line items]
Non-current assets	188	224
Revenue	399	398
Peru
Disclosure of geographical areas [line items]
Non-current assets	64	71
Revenue	0	5
Unallocated
Disclosure of geographical areas [line items]
Non-current assets	573	836
Revenue	$ 0	$ 0